Expense Example {- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund Retail PRO-06 - Fidelity Advisor® Limited Term Bond Fund - Fidelity Limited Term Bond Fund	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567